Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

April 16, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Eaton Vance Tax Managed Buy Write Income Fund
Post-Effective Amendment No. 2 to Registration Statement on Form N-2
(333-214544; 811-21676)

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, on behalf of the above captioned fund (the “Registrant”) is a post-effective amendment to the Registrant’s Registration Statement on Form N-2 (the “Registration Statement”). The filing represents the annual update for the Registrant and would, if the Registrant were an open-end investment company, be filed pursuant to Rule 485(b). In this regard, the Registrant requests no review or a limited review of the Registrant’s filing, and the Registrant seeks effectiveness no later than April 30, 2018.

The staff of the Securities and Exchange Commission (the “SEC”) follows selective review procedures for registration statements, set forth in Securities Act Release No. 6510 (Feb. 15, 1984), which are applicable to all management investment company registration statements. The SEC staff may determine not to review a registration statement or portions of a registration statement based on similarity to prior filings that have been reviewed by the staff. Based on these procedures, a registrant may identify portions of prior filings similar or identical to, and intended to serve as precedent for, a current filing.

The Registrant is a closed-end fund that underwent SEC review and comment by the SEC staff and was declared effective on April 5, 2017. Please note that, in keeping with the request for no review or limited review above, based on the SEC staff’s prior review and pursuant to the selective review procedures described above, the changes from the previously effective filing are to bring the financial statements up to date and other non-material changes. The investment strategies and investment policies of the Registrant have not changed.

To facilitate your review, as requested, the Registration Statement has been marked to show changes from the previous filed registration statement dated April 5, 2017 (Accession No. 0000940394-17-000639).

The Fund has received an order under Section 19(b) to permit it to make periodic capital gains dividends with respect to its Common Shares as frequently as twelve times each year, and as frequently as dividends are specified by or determined in accordance with the terms of any outstanding preferred shares that such Fund may issue.

Thank you for your attention to this filing. Please direct any questions to the undersigned at (617) 672-8655.

Sincerely,

/s/ Jeanmarie Valle Lee

Jeanmarie Valle Lee, Esq.

Vice President